NOTE 17 - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 17 -     COMMITMENTS AND CONTINGENCIES

Consulting Agreements

On November 21, 2015, the Company executed a twelve-month non-exclusive advisory agreement with a third party service provider for marketing advisory services.  Compensation for the services includes the issuance of 100,000 shares of common stock to be issued as follows:  25,000 upon execution of the agreement and 25,000 shares per quarter for the ensuing three quarters.  The first tranche was issued at $2.61 per share totaling $62,250 and amortized over the term covered.  The agreement shall continue until the earlier of twelve months after the effective date or termination in writing by either party.

In November 2015, the Company entered into Endorsement Agreements with ten endorsers that will assist the Company to enhance the Company’s brand recognition and sales efforts in pre-determined geographical areas. The term of these agreements are twelve months.  As compensation for their services, the endorsers were issued a pre-designated number of shares of the Company’s common stock, to be issued in two tranches, one upon execution of the agreement and the other within six months of the effective date of the agreement.

On August 12, 2015, the Company executed a twelve-month business development and marketing services agreement with a third party service provider.  The advisor’s compensation includes monthly payments of $4,500, as well as 20,000 shares of Company common stock with the initial 2,000 shares issued within sixty days following the execution of the agreement and the remaining shares issued on mutually agreed upon increments, subject to the advisor’s success in promoting and expanding the Company’s brand in pre-determined jurisdictions. The shares issued were valued at $8.50 per share and the $17,000 value expensed.  The Company has also agreed to pay a royalty fee and reimburse the consultant for reasonable travel and out-of-pocket expenses incurred with the performance of these services.

On July 21, 2014, the Company executed a six-month consulting agreement with a third party service provider for corporate advisory services.  After the six-month period is over, the agreement may be extended for an additional six-month period, provided either party may cancel the agreement upon the submission of a ten day written notice.  One element of compensation to the consultant is a $7,500 monthly payment.  Another element is the Company’s issuance of warrants to purchase 300,000 shares of the Company’s common stock (see Note 14).  Additionally, the agreement contains elements involving the Company’s indemnification of the consultant and future rights belonging to the consultant should the Company conduct future business with a party originally introduced to the Company by the consultant. In 2015, the monthly payment was increased to $15,000 for business development purposes as well as corporate advisory services.

On October 6, 2014, the Company executed a six-month consulting agreement with a third party service provider for general financial advisory and investment banker services.  After the six-month period ended, either party could cancel the agreement upon the submission of a thirty-day written notice.  One element of compensation to the consultant is a $5,000 non-refundable monthly payment.  The Company also agreed to reimburse the consultant for reasonable travel and other out-of-pocket expenses.  The Company also issued the consultant 47,500 shares of the Company’s common stock in 2014 (see Note 11).  Additionally, the agreement contains elements involving the Company’s indemnification of the consultant and future rights belonging to the consultant should the company become involved in a public offering.

Significant Purchase Orders

None.

In December 2014, the Company placed a demand purchase order for $433,000 with its contract manufacturer for VidTac finished units to be delivered ratably in fiscal year 2015, beginning in May 2015 (see Note 4).  This order was to cover forecasted demand for the product during the delivery period, as well as to accommodate the long-lead times required for procuring certain components from off-shore manufacturers.  The payment terms for this purchase order required a 10% down-payment at the time of order placement, followed by payment terms of Net 30 days from invoice date once the units are delivered to finished goods inventory. The remaining commitment value for this purchase order at December 31, 2015 was approximately $78,000.

Office Leases

At December 31, 2015, our principal properties consisted of a leased facility in the Dallas area (approximately 7,000 square feet), where our research and development, sales and marketing, finance and administrative functions are located and a leased facility in New Braunfels, Texas (approximately 2,500 square feet), where our customer support and operational activities are located.  The Dallas area location is subject to a sixty-three month lease expiring on November 30, 2020.  The New Braunfels facility is subject to a fifty-one month lease expiring on August 31, 2018.  We believe our present facilities are adequate for our foreseeable needs

We executed a 63-month lease for the Dallas area facility effective September 1, 2015 and calls for monthly lease payments of $7,641, plus electricity costs, with the first three month’s rent payments being waived. The monthly payments increase on an average of 4% per annum.

The lease for the New Braunfels facility is for fifty-one months, effective June 6, 2014, and calls for initial monthly lease payments of $2,906 with the first month’s rent being waived. At each yearly anniversary, the monthly payment increases approximately 7%.

Rent expense was $126,571 and $116,525 for the years ended December 31, 2015 and 2014, respectively.

Future annual lease payments as of December 31, 2015 are as follows:

	Total	2016	2017-2018	2019-2020	After 2020

Operating Lease Obligations	$652,525	$169,843	$275,500	$207,182	$-

Litigation

The Company is not currently involved in any material legal proceedings.  From time-to-time the Company anticipates that it will be involved in legal proceedings, claims, and litigation arising in the ordinary course of its business and otherwise.  The ultimate costs to resolve any such matters could have a material adverse effect on the Company’s financial statements.  The Company could be forced to incur material expenses with respect to these legal proceedings and, in the event there is an outcome in any that is adverse to the Company, its financial position and prospects could be harmed.

Contingency

In 2014, the Company and the City of Pharr, Texas (Pharr) determined to enter into an economic development arrangement whereby COPsync would establish a call center in Pharr, and Pharr would loan the Company $850,000 in connection with the arrangement. The principal amount was expected to be due on the earlier of the eighteen-month anniversary of the loan or the receipt by the Company of $1.5 million in proceeds from an expected EB-5 funding arrangement the Company was pursuing.  Pharr advanced $475,000 to the Company, although loan documents were never executed.  The loan advance was reclassified to customer deposits at December 31, 2014.

The contemplated transaction, including the EB-5 funding, was never completed following a change in the leadership of the City of Pharr which informed COPsync in 2015 that it would not be proceeding with the economic development arrangement.  The Company has determined to repay the $475,000 advance/customer deposit by offsetting against it certain outstanding receivables due the Company from Pharr for COPsync Network service fees and out-of-pocket expenses incurred by the Company in connection with the contemplated EB-5 arrangement. After deducting these amounts, the net balance owed was $187,539 as of December 31, 2015, which was paid by the Company in the first quarter of 2016. The parties have not reached a definitive settlement agreement relating to this matter as of the date of this report, although the City of Pharr has objected to the deduction of the out-of-pocket expenses.

Other approval and adoption actions taken by the Company’s Board of Directors

On September 9, 2015, the Company’s board of directors approved and adopted the Amended and Restated Bylaws of the Company (the “Amended and Restated Bylaws”), which amend and restate the provisions of the Company’s existing bylaws, as amended, in their entirety. The Amended and Restated Bylaws reflect changes that conform with provisions that are more customary for publicly owned companies; they provide, among other things:

·	Updated procedures for conducting stockholder meetings, including notice requirements for regular and special meetings, quorum requirements, use of proxies and stockholder action by written consent;
·	Updated procedures by which directors may resign from the board; conduct meetings and designate committees;
·	Updated descriptions and duties for corporate officers; and
·	Procedure outlining the process for transferring stock certificates.

The Company’s board of directors also approved and adopted the “Code of Business Conduct and Ethics for COPsync, Inc.”  The Code of Ethics is applicable to members of the Board of Directors, officers and employees of the Company.  The Code of Ethics addresses such individuals’ conduct with respect to, among other things, the accuracy of the Company’s records, conflicts of interests, company opportunities, intellectual property and confidential information, proper use of Company assets and reporting suspected illegal or unethical behavior. The above description of the Code of Ethics is qualified in its entirety by reference to the Code of Ethics.

On September 9, 2015, the Company’s Board of Directors established a separate audit committee, compensation committee and nominating and corporate governance committee of the Board.  The Company’s Board of Directors also elected Joseph Alosa, Sr. to serve as the Company’s Chairman, replacing our prior Chairman, Russell D. Chaney.